Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Purchase obligations
We have commitments and obligations which include purchase commitments, which could potentially require our payment in the event of demands by third parties or contingent events. Commitments and obligations as of December 31, 2023 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€26,845	€14,539	€12,266	€40	€—
Our purchase obligations represent the minimum obligations we have under agreements with certain of our vendors. These minimum obligations are less than our projected use for those periods. Payments may be more than the minimum obligations based on actual use.
Legal proceedings
On August 23, 2018, the Australian Competition and Consumer Commission, or ACCC, instituted proceedings in the Australian Federal Court against us. The ACCC alleged a number of breaches of the Australian Consumer Law, or ACL, relating to certain advertisements in Australia concerning the hotel prices available on our Australian site, our Australian strike-through pricing practice and other aspects of the way offers for accommodation were displayed on our Australian website. The matter went to trial in September 2019, and on January 20, 2020, the Australian Federal Court issued a judgment finding that we had engaged in conduct in breach of the ACL. On March 4, 2020, we filed a notice of appeal at the Australian Federal Court appealing part of that judgment. On November 4, 2020, the Australian Federal Court dismissed trivago’s appeal. On October 18 and 19, 2021, the Australian Federal Court heard submissions from the parties in relation to relief. On April 22, 2022, the Australian Federal Court issued a judgment ordering us to pay a penalty of AUD 44.7 million. The court also ordered us to cover the ACCC's costs arising from the proceeding and enjoined us from engaging in misleading conduct of the type found by the Australian Federal Court to be in contravention of the ACL. We paid the penalty balance of €29.6 million (AUD 44.7 million) in the second quarter of 2022 and costs arising from the proceedings.
In addition, two purported class actions have been filed in Israel and Ontario, Canada, making allegations about our advertising and/or display practices, such as search results rankings and algorithms, and discount claims. Plaintiffs’ motion for class certification in the Ontario action was denied on November 28, 2022. Plaintiffs have since filed a notice of appeal asking that the motion for class certification be granted. A hearing regarding that appeal took place on November 17, 2023, with a decision still pending. A case management hearing in the class action filed in Israel recently took place. The matter remains at a relatively early stage.